RELATED PARTIES - Key Management Personnel Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares Rate	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Depository receipt ratio | Rate	2500.00%
Key management personnel compensation | $	$ 22	$ 28	$ 22
Liabilities from share-based payment transactions | $	$ 12	$ 15
Group CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	5,078,525	10,636,696
Number of share options vested (in shares)	9,315,325	4,632,470
Transferred net of withholding taxes or cash settled (in shares)	4,373,025
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	7,671,300	2,729,000
Group CEO | Equity-Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transferred net of withholding taxes or cash settled (in shares)	3,824,495
Group CEO | Cash settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transferred net of withholding taxes or cash settled (in shares)	472,250
KMP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	1,974,625	6,069,374
Number of share options vested (in shares)	118,850	1,616,241
Transferred net of withholding taxes or cash settled (in shares)	60,019	868,775
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0	0
Group Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | $	$ 9	$ 12
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested awards yet to be transferred (in number of shares)	2,715,392	2,898,225
Board of Directors | Equity-Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	0	16,869,125
Number of share options vested (in shares)	0	3,369,125
Number of vested awards yet to be transferred (in number of shares)	0	1,547,650
Board of Directors | Cash settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	0	3,797,650
Number of share options vested (in shares)	0	1,547,650
Number of vested awards yet to be transferred (in number of shares)	0	1,547,650
Liabilities from share-based payment transactions | $	$ 0	$ 2